Operating Segments	6 Months Ended
Jun. 30, 2025
Operating Segments [Abstract]
OPERATING SEGMENTS

NOTE 13:- OPERATING SEGMENTS

The Company applies the principles of IFRS 8, “Operating Segments” (“IFRS 8”), regarding operating segments. The segment reporting is based on internal management reports of the Company’s management, which are regularly reviewed by the Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated and assess performance. According to the principles of IFRS 8, the Company’s management determined that it has two reportable segments – (1) development of drugs based on cannabinoid molecules to be approved by an official regulatory authority (the Company’s operation); and (2) online sales of a various range of hemp-based products including hemp gummies, hemp oil capsules, hemp gel, hemp cream, detox pills, height pills, antibacterial creams, and anti-aging creams, among other beauty and hair treatment products that are all manufactured in the United States.

Segment performance (segment income (loss)) is evaluated based on operating income (loss) in the financial statements. The segment results reported to the CODM include items that are allocated directly to the segments and items that can be allocated on a reasonable basis.

The review of the CODM is carried out according to the results of the segment’s performance. CODM’s review does not include certain expenses that are not related specifically to the activity of each of the segments. Those expenses are presented as reconciliation between segments operating results to total operating results in financial statements.

The Group’s CODM is the Chief Executive Officer of the Company.

	Six months ended June 30, 2025
	Drug Development	Online Sales	Total
Revenues
External	$-	$461	$461
Total	-	461	461

Segment loss (gain)	2,543	170	2,713

Equity losses from the investment in MitoCareX			312
Finance expense (income), net			414
Loss on impairment of loans			5,973
Tax income			-

Loss			9,412

	Six months ended June 30, 2024
	Drug Development	Online Sales	Total
Revenues
External	$-	$840	$840
Total	-	840	840

Segment loss (gain)	3,040	487	3,527

Equity losses from the investment in MitoCareX			208
Finance expense (income), net			(51)
Tax income			(5)

Loss			3,679

	Year ended December 31, 2024
	Drug Development	Online Sales	Total
Revenues
External	$-	$1,306	$1,306
Total	-	1,306	1,306

Segment loss (gain)	4,873	2,443	7,316

Equity losses from the investment in MitoCareX			429
Finance expense (income), net			(259)
Tax income			(14)

Loss			7,472
	As of June 30, 2025
	Drug Development	Online Sales	Total

Segment Assets	$3,497	$1,642	$5,139
Segment Liabilities	$5,033	$187	$5,220

	As of December 31, 2024
	Drug Development	Online Sales	Total

Segment Assets	$8,407	$1,764	$10,171
Segment Liabilities	$1,194	$226	$1,420